Hennessy Cornerstone Mid Cap 30 Fund
Hennessy Cornerstone Mid Cap 30 Fund
Investment Objective
The Hennessy Cornerstone Mid Cap 30 Fund seeks long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Cornerstone Mid Cap 30 Fund - USD ($)	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Cornerstone Mid Cap 30 Fund	Investor Class	Institutional Class
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.15%	none
Other Expenses	0.42%	0.21%
Shareholder Servicing	0.10%	none
Remaining Other Expenses	0.32%	0.21%
Total Annual Fund Operating Expenses	1.31%	0.95%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy Cornerstone Mid Cap 30 Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	133	415	718	1,579
Institutional Class	97	303	525	1,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 181% of the average value of its portfolio.

Principal Investment Strategy
The Fund may invest in any company listed on a U.S. national securities exchange, but specifically excludes American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-cap, growth-oriented stocks by utilizing a quantitative formula known as the Cornerstone Mid Cap 30 Formula® (the “Mid Cap 30 Formula”). From the universe of stocks of companies in the S&P Capital IQ Database with market capitalizations between $1 billion and $10 billion, the Mid Cap 30 Formula identifies the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

The Mid Cap 30 Formula uses sales as its value criterion because sales figures are more difficult for a company to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)	Annual earnings that are higher than the previous year

The Mid Cap 30 Formula considers improved earnings to be a key indicator of a company’s financial strength.

3)	Positive stock price appreciation over the past three-month and six-month periods

The Mid Cap 30 Formula considers stock price appreciation because it is often associated with positive fundamentals, such as strong growth or improving profitability.

The Fund purchases these 30 stocks weighted equally by dollar amount, with 3.33% of the portfolio’s assets invested in each. Using the Mid Cap 30 Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the fall. Stocks meeting the Mid Cap 30 Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 3.33% weighting.  Also, on a monthly basis, the Fund may elect to re-screen the universe of stocks and replace the lowest-performing stocks in the portfolio with up to three new stocks as dictated by the Mid Cap 30 Formula.  If it does so, in addition to selling the lowest-performing stocks, the Fund will sell a portion of each of the remaining stocks in its portfolio on a pro rata basis so that it can purchase each of the new stocks to constitute 3.33% of its assets.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Formula Investing Risk: The Fund will adhere to the Mid Cap 30 Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund in a given year are experiencing financial difficulty or are out of favor with investors.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.  Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on a limited number of key individuals.

Growth and Value Investing Risk: Growth and value securities may perform differently from the market as a whole and may be out of favor with investors for periods of time. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell Midcap® Index. For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus. The Fund is the successor to the Hennessy Cornerstone Mid Cap 30 Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Mid Cap 30 Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Mid Cap 30 Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY CORNERSTONE MID CAP 30 FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 15.10% for the quarter ended March 31, 2013, and the lowest quarterly return was -21.54% for the quarter ended September 30, 2011.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.
Average Annual Returns - Hennessy Cornerstone Mid Cap 30 Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Hennessy Cornerstone Mid Cap 30 Fund - Investor Return before taxes	(22.78%)	2.78%	10.85%
Institutional Class	Hennessy Cornerstone Mid Cap 30 Fund - Institutional Return before taxes	(22.44%)	3.12%	11.24%
After Taxes on Distributions | Investor Class	Hennessy Cornerstone Mid Cap 30 Fund - Investor Return after taxes on distributions	(27.91%)	0.24%	9.26%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Hennessy Cornerstone Mid Cap 30 Fund - Investor Return after taxes on distributions and sale of Fund shares	(9.44%)	2.40%	9.13%
Russell MidCap® Index (reflects no deduction for fees, expenses, or taxes)	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	(9.06%)	6.26%	14.03%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	13.12%

We use the Russell Midcap® Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.